Note 9 - Junior Subordinate Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
Note 9.                               Junior Subordinated Debentures

Junior subordinated debentures are summarized as of December 31, 2012 and 2011 as follows:

	2012	2011

Note Payable to Trust II	$12,372,000	$12,372,000
Note Payable to Trust III	8,248,000	8,248,000
Note Payable to Trust IV	5,155,000	5,155,000
Note Payable to Trust V	10,310,000	10,310,000
	$36,085,000	$36,085,000

A schedule of the Company’s non-consolidated subsidiaries formed for the issuance of trust preferred securities including the amounts outstanding as of December 31, 2012 and 2011, is as follows:

Name	Date Issued	Amount Issued	Interest Rate	Interest Rate as of 12/31/12	Interest Rate as of 12/31/11

QCR Holdings Statutory Trust II	February 2004	$12,372,000	2.85% over 3-month LIBOR *	3.21%	3.22%
QCR Holdings Statutory Trust III	February 2004	8,248,000	2.85% over 3-month LIBOR	3.21%	3.22%
QCR Holdings Statutory Trust IV	May 2005	5,155,000	1.80% over 3-month LIBOR	2.14%	2.20%
QCR Holdings Statutory Trust V	February 2006	10,310,000	1.55% over 3-month LIBOR **	1.89%	1.95%
		$36,085,000	Weighted Average Rate	2.68%	2.71%

*Rate was fixed at 6.93% until March 31, 2011 when it became variable based on 3-month LIBOR plus 2.85%, reset quarterly.

**Rate was fixed at 6.62% until April 7, 2011, when it became variable based on 3-month LIBOR plus 1.55%, reset quarterly.

Securities issued by Trust II, Trust III, Trust IV, and Trust V mature 30 years from the date of issuance, but all are currently callable at par at anytime.